Derivative Financial Instruments - Schedule of Fair Values of Outstanding Commodity Derivative Instruments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2025 USD ($) $ / bbl $ / MMBTU
Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	4,172
Fair Value (in Dollars)	$ 24,779
Oil Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		2,314
Fair Value (in Dollars)		$ 431
Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	129,372
Fair Value (in Dollars)	$ 40,232
Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		96,976
Fair Value (in Dollars)		$ (17,890)
Natural Gas Basis Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	58,625
Fair Value (in Dollars)	$ 1,063
Natural Gas Basis Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		40,015
Fair Value (in Dollars)		$ 7,548
Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	7,099
Fair Value (in Dollars)	$ (13,465)
Natural Gas Liquids Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		4,860
Fair Value (in Dollars)		$ (4,288)
July - December 2026 [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	553
Weighted Average Price | $ / bbl	60.39
Fair Value (in Dollars)	$ (4,551)
July - December 2026 [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	12,321
Weighted Average Price | $ / MMBTU	5.54
Fair Value (in Dollars)	$ 26,405
July - December 2026 [Member] | Natural Gas Basis Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	12,354
Fair Value (in Dollars)	$ 1,330
Basis Differential | $ / MMBTU	(0.49)
July - December 2026 [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,096
Weighted Average Price | $ / bbl	21.87
Fair Value (in Dollars)	$ (5,902)
January - December 2026 [Member] | Oil Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		990
Weighted Average Price | $ / bbl		57.45
Fair Value (in Dollars)		$ 395
January - December 2026 [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		21,071
Weighted Average Price | $ / MMBTU		3.19
Fair Value (in Dollars)		$ (11,117)
January - December 2026 [Member] | Natural Gas Basis Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		21,071
Fair Value (in Dollars)		$ 6,807
Basis Differential | $ / MMBTU		(0.32)
January - December 2026 [Member] | Natural Gas Liquids Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		1,894
Weighted Average Price | $ / bbl		22.1
Fair Value (in Dollars)		$ (3,550)
January - December 2027 [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,043
Weighted Average Price | $ / bbl	94.44
Fair Value (in Dollars)	$ 28,014
January - December 2027 [Member] | Oil Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		902
Weighted Average Price | $ / bbl		58.22
Fair Value (in Dollars)		$ 698
January - December 2027 [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	22,493
Weighted Average Price | $ / MMBTU	4.18
Fair Value (in Dollars)	$ 15,549
January - December 2027 [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		19,133
Weighted Average Price | $ / MMBTU		3.68
Fair Value (in Dollars)		$ (3,676)
January - December 2027 [Member] | Natural Gas Basis Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	20,253
Fair Value (in Dollars)	$ 1,472
Basis Differential | $ / MMBTU	(0.31)
January - December 2027 [Member] | Natural Gas Basis Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		18,944
Fair Value (in Dollars)		$ 741
Basis Differential | $ / MMBTU		(0.3)
January - December 2027 [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,920
Weighted Average Price | $ / bbl	23.35
Fair Value (in Dollars)	$ (5,274)
January - December 2027 [Member] | Natural Gas Liquids Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		1,671
Weighted Average Price | $ / bbl		22.69
Fair Value (in Dollars)		$ (2,105)
January - December 2028 [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	884
Weighted Average Price | $ / bbl	63.15
Fair Value (in Dollars)	$ (1,634)
January - December 2028 [Member] | Oil Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		422
Weighted Average Price | $ / bbl		56.67
Fair Value (in Dollars)		$ (662)
January - December 2028 [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	21,416
Weighted Average Price | $ / MMBTU	3.55
Fair Value (in Dollars)	$ (2,372)
January - December 2028 [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		17,664
Weighted Average Price | $ / MMBTU		3.57
Fair Value (in Dollars)		$ (2,267)
January - December 2028 [Member] | Natural Gas Basis Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	18,621
Fair Value (in Dollars)	$ (577)
Basis Differential | $ / MMBTU	(0.43)
January - December 2028 [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,541
Weighted Average Price | $ / bbl	25.7
Fair Value (in Dollars)	$ (5)
January - December 2028 [Member] | Natural Gas Liquids Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / bbl		1,295
Weighted Average Price | $ / bbl		25.66
Fair Value (in Dollars)		$ 1,367
January - December 2029 [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	755
Weighted Average Price | $ / bbl	67.55
Fair Value (in Dollars)	$ 2,119
January - December 2029 [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	18,718
Weighted Average Price | $ / MMBTU	3.58
Fair Value (in Dollars)	$ (1,175)
January - December 2029 [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		16,454
Weighted Average Price | $ / MMBTU		3.55
Fair Value (in Dollars)		$ (899)
January - December 2029 [Member] | Natural Gas Basis Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	7,397
Fair Value (in Dollars)	$ (1,162)
Basis Differential | $ / MMBTU	(0.55)
January - December 2029 [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,226
Weighted Average Price | $ / bbl	23.44
Fair Value (in Dollars)	$ (435)
January - December 2030 [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	672
Weighted Average Price | $ / bbl	64.94
Fair Value (in Dollars)	$ 798
January - December 2030 [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	17,539
Weighted Average Price | $ / MMBTU	3.55
Fair Value (in Dollars)	$ 58
January - December 2030 [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		15,340
Weighted Average Price | $ / MMBTU		3.55
Fair Value (in Dollars)		$ (783)
January - December 2030 [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,061
Weighted Average Price | $ / bbl	21.67
Fair Value (in Dollars)	$ (1,156)
Thereafter [Member] | Oil Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	265
Weighted Average Price | $ / bbl	62.96
Fair Value (in Dollars)	$ 33
Thereafter [Member] | Natural Gas Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	36,885
Weighted Average Price | $ / MMBTU	3.45
Fair Value (in Dollars)	$ 1,767
Thereafter [Member] | Natural Gas Swaps [Member] | Predecessor [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		7,314
Weighted Average Price | $ / MMBTU		3.63
Fair Value (in Dollars)		$ 852
Thereafter [Member] | Natural Gas Liquids Swaps [Member] | Successor [Member]
Derivative [Line Items]
Volumes | $ / bbl	255
Weighted Average Price | $ / bbl	20.26
Fair Value (in Dollars)	$ (693)